Note 7 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2022	2021
Software development costs	$498,425	$-
Computer equipment and purchased software	365,874	328,397
Furniture and equipment	117,307	117,307
Leasehold improvements	7,438	7,438
Property and equipment, gross	989,044	453,142
Less: Accumulated depreciation	(391,628)	(347,886)
Property and equipment, net	$597,416	$105,256